Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,323,365	$ 1,224,262	$ 1,109,800
Cost of revenue	844,930	801,526	735,165
Gross profit	478,435	422,736	374,635
Operating expenses:
Selling and marketing expenses	78,339	63,480	53,860
General and administrative expenses	183,625	169,329	151,124
Foreign exchange (gain)/ loss, net	(721)	(1,042)	(5,959)
Amortization of intangible assets	33,046	23,646	11,550
Impairment of intangible assets	30,882	0	0
Operating profit	153,264	167,323	164,060
Other income, net	(39,415)	(16,005)	(13,867)
Finance expense	29,083	18,819	13,387
Profit before income taxes	163,596	164,509	164,540
Income tax expense	23,448	27,201	32,439
Profit after tax	$ 140,148	$ 137,308	$ 132,101
Earnings per ordinary share
Basic	$ 2.97	$ 2.85	$ 2.7
Diluted	$ 2.83	$ 2.7	$ 2.58